Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventory
	As of December 31,
	2024	2025	2025
	S$	S$	US$

Finished goods	793,470	816,874	635,255